DEBT AND CREDIT FACILITIES - FIRST MORTGAGE BONDS (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Parent Company [Member]
First Mortgage Bonds [Line Items]
Gross long-term debt		$ 5,734		$ 5,984
San Diego Gas and Electric Company [Member]
First Mortgage Bonds [Line Items]
First mortgage bonds available for future issuance		4,500
Gross long-term debt		4,349		3,989
San Diego Gas and Electric Company [Member] | First Mortgage Bonds Due May 2026 [Member]
First Mortgage Bonds [Line Items]
Gross long-term debt	$ 500	$ 500		0
Stated percentage rate	2.50%	2.50%
San Diego Gas and Electric Company [Member] | Industrial Development Bonds Due 2027 [Member]
First Mortgage Bonds [Line Items]
Stated percentage rate	5.00%
Repayments of debt	$ 105
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due June 2026 [Member]
First Mortgage Bonds [Line Items]
Gross long-term debt		$ 250		250
Stated percentage rate		6.00%
Southern California Gas Company [Member]
First Mortgage Bonds [Line Items]
First mortgage bonds available for future issuance		$ 700
Gross long-term debt		3,000		2,500
Southern California Gas Company [Member] | First Mortgage Bonds Due May 2026 [Member]
First Mortgage Bonds [Line Items]
Stated percentage rate			2.60%
Southern California Gas Company [Member] | First Mortgage Bonds, Due June 2026 [Member]
First Mortgage Bonds [Line Items]
Gross long-term debt		$ 500	$ 500	$ 0
Stated percentage rate		2.60%